Multiple-Deliverable Revenue Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Multiple Deliverable Revenue Arrangements [Abstract]
Multiple Deliverable Revenue Arrangements

3. Multiple-Deliverable Revenue Arrangements

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services. The delivered item, equipment, does have value to the customer on a standalone basis and could be separately sold by another vendor.  In addition, the Company does not include a right of return on its products.

Under the guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) No. 2009-13, in an arrangement with multiple-deliverables, the delivered items will be considered a separate unit of accounting if the following criteria are met:

  The delivered item or items have value to the customer on a standalone basis.

  If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

Deliverables not meeting the criteria for being a separate unit of accounting are combined with a deliverable that does meet that criterion. The appropriate allocation of arrangement consideration and recognition of revenue is then determined for the combined unit of accounting.

The Company allocates arrangement consideration to each deliverable in an arrangement based on its relative selling price. The Company determines selling price using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP).

VSOE is generally limited to the price that a vendor charges when it sells the same or similar products or services on a standalone basis. TPE is determined based on the prices charged by competitors of the Company for a similar deliverable when sold separately.  The Company generally expects that it will not be able to establish VSOE or TPE for certain deliverables due to the lack of standalone sales and the nature of the markets in which the Company competes, and, as such, the Company typically will determine selling price using ESP.

The objective of ESP is to determine the price at which the Company would transact if the product or service were sold by the Company on a standalone basis. The Company’s determination of ESP may involve a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company may consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, the Company’s ongoing pricing strategy and policies, the value of any enhancements that have been built into the deliverable and the characteristics of the varying markets in which the deliverable is sold, as applicable. The Company will determine ESP for deliverables in future agreements based on the specific facts and circumstances of the arrangement.

As noted above, in determining selling price, TPE is generally not readily available due to a lack of a competitive environment in selling fuel cell technology.  However, when determining selling price for certain deliverables such as service and maintenance, if available, the Company utilizes prices charged by its competitors as TPE when estimating its costs for labor hours.

 Each deliverable within the Company’s multiple-deliverable revenue arrangements is accounted for as a separate unit of accounting under the guidance of ASU No. 2009-13. Once a standalone selling price for all the deliverables that meet the separation criteria has been met, whether by VSOE, TPE or ESP, the relative selling price method is used to proportionately allocate each element of the arrangement to the sale consideration. The Company plans to analyze the selling prices used in its allocation of arrangement consideration at a minimum on an annual basis. Selling prices will be analyzed on a more frequent basis if a significant change in the Company’s business necessitates a more timely analysis or if the Company experiences significant variances in its selling prices.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years. While contract terms for those transactions generally required payment shortly after shipment or delivery and installation of the fuel cell system and were not contingent on the achievement of specific milestones or other substantive performance, the multiple-element revenue obligations within our contractual arrangements were generally not accounted for separately based on our limited experience and lack of evidence of fair value of the undelivered components.  We recognized revenue related to these transactions of approximately $51,000 and $152,000 during the three and nine months ended September 30, 2012, respectively.  At September 30, 2012, and December 31, 2011, there was approximately $758,000 and $910,000, respectively, included in deferred revenue in the condensed consolidated balance sheets related to these transactions.

18. Multiple-Deliverable Revenue Arrangements

The Company enters into multiple-deliverable revenue arrangements that may contain a combination of fuel cell systems or equipment, installation, service, maintenance, fueling and other support services. The delivered item, equipment, does have value to the customer on a standalone basis and could be separately sold by another vendor.  In addition, the Company does not include a right of return on its products. The majority of the Company’s multiple-deliverable revenue arrangements ship complete within the same quarter.

Under the guidance of the FASB ASU No. 2009-13, in an arrangement with multiple-deliverables, the delivered items will be considered a separate unit of accounting if the following criteria are met:

  The delivered item or items have value to the customer on a standalone basis.

  If the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item or items is considered probable and substantially in the control of the vendor.

Deliverables not meeting the criteria for being a separate unit of accounting are combined with a deliverable that does meet that criterion. The appropriate allocation of arrangement consideration and recognition of revenue is then determined for the combined unit of accounting.

The Company allocates arrangement consideration to each deliverable in an arrangement based on its relative selling price. The Company determines selling price using vendor-specific objective evidence (VSOE), if it exists, otherwise third-party evidence (TPE). If neither VSOE nor TPE of selling price exists for a unit of accounting, the Company uses estimated selling price (ESP).

VSOE is generally limited to the price that a vendor charges when it sells the same or similar products or services on a standalone basis. TPE is determined based on the prices charged by competitors of the Company for a similar deliverable when sold separately.  The Company generally expects that it will not be able to establish VSOE or TPE for certain deliverables due to the lack of standalone sales and the nature of the markets in which the Company competes, and, as such, the Company typically will determine selling price using ESP.

The objective of ESP is to determine the price at which the Company would transact if the product or service were sold by the Company on a standalone basis. The Company’s determination of ESP may involve a weighting of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company may consider the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts, the Company’s ongoing pricing strategy and policies, the value of any enhancements that have been built into the deliverable and the characteristics of the varying markets in which the deliverable is sold, as applicable. The Company will determine ESP for deliverables in future agreements based on the specific facts and circumstances of the arrangement.

As noted above, in determining selling price, TPE is generally not readily available due to a lack of a competitive environment in selling fuel cell technology.  However, when determining selling price for certain deliverables such as service and maintenance, if available, the Company utilizes prices charged by its competitors as TPE when estimating its costs for labor hours.

Each deliverable within the Company’s multiple-deliverable revenue arrangements is accounted for as a separate unit of accounting under the guidance of ASU No. 2009-13. Once a standalone selling price for all the deliverables that meet the separation criteria has been met, whether by VSOE, TPE or ESP, the relative selling price method is used to proportionately allocate the sale consideration to each element of the arrangement. The Company plans to analyze the selling prices used in its allocation of arrangement consideration at a minimum on an annual basis. Selling prices will be analyzed on a more frequent basis if a significant change in the Company’s business necessitates a more timely analysis or if the Company experiences significant variances in its selling prices.

For all product and service revenue transactions entered into prior to the implementation of ASU No. 2009-13, the Company will continue to defer the recognition of product and service revenue and recognize revenue on a straight-line basis as the continued service, maintenance and other support obligations expire, which are generally for periods of twelve to thirty months, or which extend over multiple years. While contract terms for those transactions generally required payment shortly after shipment or delivery and installation of the fuel cell system and were not contingent on the achievement of specific milestones or other substantive performance, the multiple-element revenue obligations within our contractual arrangements were generally not accounted for separately based on our limited experience and lack of evidence of fair value of the undelivered components.